Pursuant to Rule 497(e)
                                                      Registration No. 33-8746

THE TOCQUEVILLE TRUST

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Supplement dated May 25, 2001, to the Prospectus dated February 28, 2001

            On page 2, the paragraph under "Bar Chart and Performance Table" is modified to read as follows:

            "The following chart demonstrates the risks of investing in the Tocqueville Fund and the volatility of the Fund's returns over time by showing changes in the Fund's performance from December 31, 1991 through December 31, 2000."